Derivative Instruments - Summary of Derivative Instruments (Details) - Interest Rate Swap - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized (gains) losses	$ 5,512	$ 8,194
Other Comprehensive Income (Loss) | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Unrealized (gains) losses	9,454	(16,109)
Debt termination expense | Not Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized loss on derivative instruments, net	$ 0	$ (2)